Key Management Personnel Compensation - Summary of Remuneration Paid to KMP of Company and Group (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Key Management Personnel Compensation [Abstract]
Short-term employee benefits	$ 1,457,122	$ 3,202,116	$ 1,441,079	$ 1,252,444
Post-employment benefits	21,774	144,594	21,823	30,979
Termination benefits			55,866
Share-based compensation	4,006,311	12,118,927	3,408,369	4,610,649
Total KMP compensation	$ 5,485,207	$ 15,465,637	$ 4,927,137	$ 5,894,072